Related-party transactions - Related-party transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related-party transactions [Abstract]
Revenue from sale of goods, related party transactions	€ 204	€ 158	€ 232
Purchases of goods, related party transactions	57	53	67
Amounts receivable, related party transactions	37	32	28
Amounts payable, related party transactions	€ 1	€ 2	€ 1